Other Stock-related Information (Share-Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Schedule Of Share Based Compensation [Line Items]
Unrecognized compensation expense nonvested awards	$ 628,000			$ 159,000
Stock options outstanding - intrinsic	4,534,000
Stock options exercisable	746,000
Stock vested in 2015 - intrinsic value	102,000
Non-vested stock outstanding - intrinsic	$ 434,000
Stock Options, Additional Disclosures [Abstract]
Expected option life (in years)	6 years 9 months
Weighted average of amortized over the remaining vested period of stock options	2 years
Restricted Stock, Additional Disclosures [Abstract]
Weighted average amortized over the remaining vesting period of unvested restricted stock	2 years
Other Information [Abstract]
Income Tax Benefit from Compensation Expense	$ 148,000	$ 147,000	$ 145,000
Excess of actual tax deductions over amounts assumed recognized in shareowners equity	167,000	86,000	86,000
Stock Option
Schedule Of Share Based Compensation [Line Items]
Compensation expense	$ 234,000	$ 215,000	$ 231,000
Weighted average grant date fair value	$ 4.64	$ 5.26	$ 4.52
Stock options exercised	65,764	30,433	36,191
Stock options granted	52,561
Stock options outstanding - intrinsic	$ 467,922
Stock options exercisable	$ 298,199
Stock Options, Additional Disclosures [Abstract]
Risk free interest rate	2.00%	2.30%	2.50%
Dividend yield	3.40%	3.10%	4.00%
Expected volatility rate	25.00%	26.00%	28.00%
Expected option life (in years)		7 years 4 months	7 years 6 months
Weighted average grant date market price of GE stock	$ 25.79	$ 26.11	$ 23.8
Dilutive Effect Percentage On Earnings Per Share From Continuing Operations	1.00%
Weighted average strike price of awards granted in 2015	$ 25.79
Weighted average strike price of stock options outstanding	21.72
Weighted average strike price of stock options exercisable	$ 20.14
Cash received from stock options exercised	$ 1,098,000	$ 439,000	$ 490,000
Restricted Stock Units
Schedule Of Share Based Compensation [Line Items]
Compensation expense	72,000	$ 56,000	$ 62,000
Unrecognized compensation expense nonvested awards	$ 221,000			$ 55,000
Weighted average grant date fair value	$ 26.74	$ 26.08	$ 24.54
Stock options granted	3,756
Stock vested - fair value	$ 3,899	$ 3,305	$ 4,583
Restricted Stock, Additional Disclosures [Abstract]
Non-vested restricted stock outstanding	13,941
Weighed average grant date fair value of non-vested stock	$ 25.05
Performance Shares
Schedule Of Share Based Compensation [Line Items]
Compensation expense	$ 5,700